OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Summary of Operating Costs and Expenses

The operating costs are as follows:

	2018	2017	2016
Personnel (a)	1,410	1,627	1,643
Employees’ and managers’ profit sharing	77	5	7
Post-employment benefits – Note 24	337	(229)	345
Materials	104	61	58
Raw materials and inputs for production of energy	—	10	—
Outsourced services (b)	1,087	974	867
Energy bought for resale (c)	11,084	10,919	8,273
Depreciation and amortization	835	850	834
Operating provisions (reversals) and adjustments for operating losses (d)	466	854	704
Charges for use of the national grid	1,480	1,174	947
Gas bought for resale	1,238	1,071	878
Construction costs (e)	897	1,119	1,193
Other operating expenses, net (f)	405	383	155

	19,420	18,818	15,904

Summary of Outsourced Services

Outsourced services

	2018	2017	2016
Meter reading and bill delivery	129	142	140
Communication	80	66	55
Maintenance and conservation of electrical facilities and equipment	323	266	246
Building conservation and cleaning	110	108	97
Contracted labor	21	15	13
Freight and airfares	7	8	7
Accommodation and meals	12	13	13
Security services	20	23	25
Consultant	16	16	15
Maintenance and conservation of furniture and utensils	4	4	4
Information technology	59	62	49
Maintenance and conservation of vehicles	2	2	8
Disconnection and reconnection	62	35	7
Environmental services	14	11	19
Legal services	25	22	26
Legal procedural costs	2	3	4
Tree pruning	28	21	14
Cleaning of power line pathways	41	16	8
Copying and legal publications	21	23	16
Inspection of customer units	10	1	1
Printing of tax invoices and energy bills	—	3	3
Other expenses	101	114	97

	1,087	974	867

Summary of Electricity Purchased for Resale

Energy purchased for resale

	2018	2017	2016
Supply from Itaipu Binacional	1,351	1,243	1,144
Physical guarantee quota contracts	679	461	537
Quotas for Angra I and II nuclear plants	267	244	217
Spot market	1,818	1,498	761
Proinfa Program	324	303	323
‘Bilateral’ contracts	484	385	292
Energy acquired in Regulated Market auctions	3,346	3,555	2,540
Energy acquired in the Free Market	3,871	4,283	3,279
Pasep and Cofins credits	(1,056)	(1,053)	(820)

	11,084	10,919	8,273

Operating provision (Reversals) and adjustments for operating losses

Operating provision (reversals) and adjustments for operating losses

	2018	2017	2016
Estimated losses on doubtful accounts receivables (Note 8)	264	248	382
Estimated losses on other accounts receivables	(4)	27	40
Contingency provisions (reversals) (Note 25)
Labor claims	42	206	120
Civil	13	27	30
Tax	(5)	7	2
Environmental	1	—	—
Regulatory	(2)	(3)	—
Other	2	(6)	31

	51	231	183

	311	506	605

Adjustment for losses
Put option – Sonda	—	1	(5)
Put option – RME and LEPSA (Note 32)	48	231	55
Put option – SAAG (Note 32)	107	116	49

	155	348	99

	466	854	704

Summary of Construction Cost	Construction costs

	2018	2017	2016
Personnel and managers	70	36	58
Materials	379	550	534
Outsourced services	364	406	448
Others	84	127	153

	897	1,119	1,193

Summary of Other Operating Expenses (Revenues), Net

Other operating expenses (revenues), net

	2018	2017	2016
Leasing and rentals	93	103	112
Advertising	19	30	13
Own consumption of energy	27	24	22
Subsidies and donations	22	19	17
Onerous concession	3	3	3
Insurance	7	8	9
CCEE annual charge	6	8	8
Net loss (gain) on deactivation and disposal of assets	7	193	112
Forluz – Administrative running cost	28	26	25
Collection agents	78	71	70
Gain on disposal, Taesa (1)	—	(207)	(181)
Gain on disposal, Transchile	—	—	(134)
Fine for violation of service continuity standard (2)	—	42	—
Taxes and charges	9	—	—
Other expenses	106	63	79

	405	383	155

(1)	On 2017 and 2016 the Company sold part of its equity interest in the jointly-controlled entity Taesa.
(2)	As stated in Note 2.2, as from January 1, 2018 these amounts started to be recognized as reduction of revenue instead of operational expenses, as per a change contained in IFRS 15.